Statement Of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2017	$ 264	$ 157,143,930	$ (140,318,712)	$ (56,886)	$ 16,768,596
Balance, shares at Dec. 31, 2017	2,639,319
Issuance of common stock and units, net of issuance costs	$ 48	6,872,741			6,872,789
Issuance of common stock and units, net of issuance costs, Shares	480,770
Common stock issued in exchange for services		22,650			22,650
Common stock issued in exchange for services, shares	1,250
Common stock issued from vested restricted stock units, shares	1,504
Stock-based compensation		1,228,335			1,228,335
Net Loss			(14,368,530)		(14,368,530)
Other Comprehensive income (loss)				39,050	39,050
Balance at Dec. 31, 2018	$ 312	165,267,656	(154,687,242)	(17,836)	$ 10,562,890
Balance, shares at Dec. 31, 2018	3,122,843				3,122,843
Issuance of common stock and units, net of issuance costs	$ 90	7,553,738			$ 7,553,828
Issuance of common stock and units, net of issuance costs, Shares	895,834
Common stock issued from vested restricted stock units, shares	464
Stock-based compensation		288,653			288,653
Net Loss			(4,807,280)		(4,807,280)
Other Comprehensive income (loss)				25,015	25,015
Balance at Jun. 30, 2019	$ 402	173,110,047	(159,494,522)	7,179	13,623,106
Balance, shares at Jun. 30, 2019	4,019,141
Balance at Dec. 31, 2018	$ 312	165,267,656	(154,687,242)	(17,836)	$ 10,562,890
Balance, shares at Dec. 31, 2018	3,122,843				3,122,843
Issuance of common stock and units, net of issuance costs	$ 90	7,553,738			$ 7,553,828
Issuance of common stock and units, net of issuance costs, Shares	895,834
Common stock issued from vested restricted stock units, shares	464
Stock-based compensation		456,750			456,750
Net Loss			(8,635,434)		(8,635,434)
Other Comprehensive income (loss)				19,920	19,920
Balance at Dec. 31, 2019	$ 402	173,278,144	(163,322,676)	2,084	$ 9,957,954
Balance, shares at Dec. 31, 2019	4,019,141				4,019,141
Balance at Mar. 31, 2019	$ 402	172,982,394	(157,030,238)	(12,602)	$ 15,939,956
Balance, shares at Mar. 31, 2019	4,019,141
Stock-based compensation		127,653			127,653
Net Loss			(2,464,284)		(2,464,284)
Other Comprehensive income (loss)				19,781	19,781
Balance at Jun. 30, 2019	$ 402	173,110,047	(159,494,522)	7,179	13,623,106
Balance, shares at Jun. 30, 2019	4,019,141
Balance at Dec. 31, 2019	$ 402	173,278,144	(163,322,676)	2,084	$ 9,957,954
Balance, shares at Dec. 31, 2019	4,019,141				4,019,141
Stock-based compensation		145,371			$ 145,371
Net Loss			(3,097,928)		(3,097,928)
Other Comprehensive income (loss)				$ (2,084)	(2,084)
Balance at Jun. 30, 2020	$ 402	173,423,515	(166,420,604)		$ 7,003,313
Balance, shares at Jun. 30, 2020	4,019,141				4,019,141
Balance at Mar. 31, 2020	$ 402	173,354,446	(163,909,446)		$ 9,445,402
Balance, shares at Mar. 31, 2020	4,019,141
Stock-based compensation		69,069			69,069
Net Loss			(2,511,158)		(2,511,158)
Balance at Jun. 30, 2020	$ 402	$ 173,423,515	$ (166,420,604)		$ 7,003,313
Balance, shares at Jun. 30, 2020	4,019,141				4,019,141